Income taxes	6 Months Ended
Jun. 30, 2022
Income taxes
Income taxes

Note 15 - Income taxes

Income tax expense for the periods ended June 30, 2022 and 2021 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Current income tax expense	$30.5	$15.2	$59.5	$37.3
Deferred income tax expense	6.2	14.2	13.2	11.9
Income tax expense	$36.7	$29.4	$72.7	$49.2

The Company is undergoing an audit by the CRA of its 2012-2017 taxation years, as referenced in Note 21.